Asset Purchase Agreement with Azaya Therapeutics (Tables)	3 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Summery Of Purchase Price Allocation On Fair Value Basis To Identifiable Net Assets	The total consideration was allocated on a relative fair value basis to the assets acquired, as follows (in thousands):

February 15, 2017
Tangible assets	$2,586
Intangible assets	1,686
Total assets	$4,272

Accounts payable	$1,796
Fair value of the common stock issued	2,311
Transaction costs	165
Total consideration	$4,272